Note 28 - Net Assets of Disposal Group Classified As Held for Sale - Discontinued Operations (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 19, 2017 USD ($)	Dec. 31, 2014 USD ($)
Statement Line Items [Line Items]
Net sales		$ 5,288,504	$ 4,293,592	$ 6,903,123
Cost of sales		(3,685,057)	(3,165,684)	(4,747,760)
Gross profit		1,603,447	1,127,908	2,155,363
Selling, general and administrative expenses		(1,270,016)	(1,196,929)	(1,593,597)
Operating income		334,588	(59,057)	165,795
Financial income (expense), net		(23,017)	21,954	$ 14,592
Net income		$ 1,848	$ 41,411
Earnings per share attributable to discontinued operations:
Weighted average number of ordinary shares (thousands) (in shares) | shares		1,180,537	1,180,537	1,180,537
Discontinued operations:
Cash at the beginning		$ 18,820	$ 15,343	$ 13,848
Cash at the end		206	18,820	15,343
(Decrease) Increase in cash		(18,614)	3,477	1,495
(Used in) provided by operating activities		(3,046)	24,535	42,701
Provided by (used in) investing activities		32	(1,058)	(1,206)
Used in financing activities		(15,600)	(20,000)	(40,000)
Non-current assets:
Property, plant and equipment, net		6,229,143	6,001,939
Intangible assets, net		1,660,859	1,862,827
Non-current assets		9,017,064	9,034,704
Current assets:
Inventories, net		2,368,304	1,563,889	1,843,467		$ 2,779,869
Receivables and prepayments, net		143,929	124,715
Trade receivables, net		1,214,060	954,685
Cash and cash equivalents		330,221	399,737
Current assets		5,381,154	4,817,154
Total assets of disposal group classified as held for sale			151,417
Non-current liabilities:
Deferred tax liabilities		457,970	550,657
Other liabilities		217,296	213,617
Non-current liabilities		746,349	859,073
Current liabilities:
Current tax liabilities		102,405	101,197
Other liabilities		197,504	183,887
Trade payables		750,739	556,834
Current liabilities		2,070,899	1,713,036
Total liabilities of disposal group classified as held for sale			18,094
Discontinued operations [member]
Statement Line Items [Line Items]
Net sales		11,899	234,911	197,630
Cost of sales		(7,403)	(136,587)	(137,318)
Gross profit		4,496	98,324	60,312
Selling, general and administrative expenses		(2,041)	(32,238)	(30,678)
Other income and expenses for the year ended December 31, 2017		(1)	(248)	(1)
Operating income		2,454	65,838	29,633
Financial income (expense), net		(9)	(88)	(382)
Income before income tax		2,445	65,750	29,251
Income tax		(597)	(24,339)	(10,121)
Net income		$ 1,848	$ 41,411	$ 19,130
Earnings per share attributable to discontinued operations:
Weighted average number of ordinary shares (thousands) (in shares) | shares		1,180,537	1,180,537	1,180,537
Discontinued operations:
Basic and diluted earnings per share (U.S. dollars per share), discontinued operations (in dollars per share) | $ / shares		$ 0	$ 0.04	$ 0.02
Basic and diluted earnings per ADS (U.S. dollars per ADS) (*), discontinued operations		0	0.07	0.03
Non-current assets:
Property, plant and equipment, net			$ 41,470	$ 45,656
Current assets:
Inventories, net			29,800
Trade receivables, net			33,620	$ 27,940
Disposal groups classified as held for sale [member]
Non-current assets:
Property, plant and equipment, net			41,470		$ 41,438
Intangible assets, net	[1]		45,894		45,894
Non-current assets			87,364		87,332
Current assets:
Inventories, net			29,819		29,349
Receivables and prepayments, net			451		1,157
Trade receivables, net			33,620		38,620
Cash and cash equivalents			163		206
Current assets			64,053		69,332
Total assets of disposal group classified as held for sale			151,417		156,664
Non-current liabilities:
Deferred tax liabilities			4,696		5,294
Other liabilities			680
Non-current liabilities			5,376		5,294
Current liabilities:
Current tax liabilities			4,100		65
Other liabilities			1,668		2,913
Trade payables			6,950		10,578
Current liabilities			12,718		13,556
Total liabilities of disposal group classified as held for sale			$ 18,094		$ 18,850

[1]	Includes $45.8 million of goodwill